SPDR® SERIES TRUST

(the “Trust”)

SPDR® Barclays Aggregate Bond ETF

Supplement dated November 6, 2015 to the Prospectuses and

Statement of Additional Information (the “SAI”) each dated October 31, 2015

On or about November 20, 2015 (the “Effective Date”), the ticker BNDS will become the new ticker for SPDR® Barclays Aggregate Bond ETF (the “Fund”).

Accordingly, as of the Effective Date, all references to the ticker LAG for the Fund in its Prospectuses and SAI are hereby deleted and replaced with BNDS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BNDSSUPP1